Pension and severance plans - Japanese plans, change in plan assets (Details 15) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Fair values of pension plan assets	¥ 26,030	¥ 28,258
Japanese companies
Pension and severance plans
Fair values of pension plan assets	264	335
Foreign companies
Pension and severance plans
Fair values of pension plan assets	201	262
Pooled funds
Pension and severance plans
Fair values of pension plan assets	1,334	1,019
Cash and cash equivalents
Pension and severance plans
Fair values of pension plan assets	3,897	4,175
Life insurance company general accounts
Pension and severance plans
Fair values of pension plan assets	5,532	6,063
Pooled Funds
Pension and severance plans
Fair values of pension plan assets	11,760	14,090
Others
Pension and severance plans
Fair values of pension plan assets	3,042	2,314
Level 1
Pension and severance plans
Fair values of pension plan assets	4,362	4,772
Level 1 | Japanese companies
Pension and severance plans
Fair values of pension plan assets	264	335
Level 1 | Foreign companies
Pension and severance plans
Fair values of pension plan assets	201	262
Level 1 | Cash and cash equivalents
Pension and severance plans
Fair values of pension plan assets	3,897	4,175
Level 2
Pension and severance plans
Fair values of pension plan assets	21,668	23,486
Level 2 | Pooled funds
Pension and severance plans
Fair values of pension plan assets	1,334	1,019
Level 2 | Life insurance company general accounts
Pension and severance plans
Fair values of pension plan assets	5,532	6,063
Level 2 | Pooled Funds
Pension and severance plans
Fair values of pension plan assets	11,760	14,090
Level 2 | Others
Pension and severance plans
Fair values of pension plan assets	¥ 3,042	¥ 2,314